Supplementary Data (Unaudited)	12 Months Ended
Dec. 27, 2014
Quarterly Financial Information Disclosure [Abstract]
Supplementary Data (Unaudited)

(22) Supplementary Data (Unaudited)

Supplemental financial information (unaudited) by quarter is as follows for the years ended December 27, 2014 and December 28, 2013:

	2014				2013
	4Q	3Q	2Q	1Q	4Q	3Q	2Q	1Q
Revenue	$334,086	$394,759	$324,295	$151,091	$238,267	$316,263	$254,842	$106,829
Operating income (loss)	23,307	47,749	33,922	(35,019)	(57,742)	37,895	13,731	(41,861)
Income (loss) from continuing operations	4,753	28,110	13,832	(53,048)	(70,191)	22,950	244	(56,154)
Loss (income) from discontinued operations	285	(7)	(369)	20	271	160	(26)	123
Net income (loss)	4,468	28,117	14,201	(53,068)	$(70,462)	$22,790	$270	$(56,277)